May 22, 2018

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard World Fund (the “Trust”)
File No. 2-17620

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated May 2, 2018, filed pursuant to Rule 497(e), for the Vanguard
Telecommunication Services Index, Vanguard Consumer Discretionary Index, and Vanguard
Information Technology Index Funds, series of the above mentioned Trust.
If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610) 669-7310.

Sincerely,

Alexander F. Smith
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin
U.S. Securities and Exchange Commission